Leasing Activity, Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026, operating leases, lessee	$ 898
2027, operating leases, lessee	923
2028, operating leases, lessee	781
2029, operating leases, lessee	593
2030, operating leases, lessee	447
Thereafter, operating leases, lessee	1,105
Total lease payments, operating leases, lessee	4,747
Less: imputed interest	585
Total operating lease liabilities	$ 4,162	$ 4,423
Weighted average remaining lease term (in years)	6 years 4 months 24 days
Weighted average discount rate	3.80%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, operating lease, lease not yet commenced, existence of option to extend [true false]	true
Lessee, operating lease, lease not yet commenced, existence of option to terminate [true false]	true
Unrecorded unconditional purchase obligation, including lease not yet commenced, total	$ 150
Unrecorded unconditional purchase obligation, including lease not yet commenced, category [Extensible Enumeration]	Operating Lease, Lease Not yet Commenced [Member]
Lessee, Operating lease, not yet commenced, earliest year of commencement	2027
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	5 years
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	15 years